Incorporated herein by reference is a supplement to the prospectus of MFS Absolute Return Fund, a series of MFS Series Trust X (File No. 33-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 29, 2011 (SEC Accession No. 0000912938-11-000626).